Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables to associated companies and joint ventures	kr 81	kr 102
Trade payables, excluding associated companies and joint ventures	31,907	30,301
Total	kr 31,988	kr 30,403